TETON Westwood Mighty Mites Fund
Schedule of Investments—December 31, 2023 (Unaudited)

Shares
Market
Value
COMMON STOCKS — 99 .6%
Aerospace and Defense — 1 .8%
120,500 Allient Inc. .......................................................... $ 3,640,305
102,518 Avio SpA † .......................................................... 957,458
100,000 Innovative Solutions and Support Inc. † ........... 853,000
7,000 Kratos Defense & Security Solutions Inc. † ...... 142,030
60,600 Park Aerospace Corp. ........................................ 890,820
6,483,613
Agriculture — 1 .0%
215 J.G. Boswell Co. .................................................. 131,150
156,000 Limoneira Co. .................................................... 3,218,280
195,500 S&W Seed Co. † .................................................. 136,850
3,486,280
Automotive — 2 .1%
27,000 Rush Enterprises Inc. , Cl. A .............................. 1,358,100
90,500 Rush Enterprises Inc. , Cl. B ............................... 4,794,690
51,200 Wabash National Corp. ..................................... 1,311,744
7,464,534
Automotive: Parts and Accessories — 3 .7%
215,928 Commercial Vehicle Group Inc. † ...................... 1,513,655
47,500 Dana Inc. ............................................................ 693,975
50,000 Garrett Motion Inc. † .......................................... 483,500
6,560 Gentherm Inc. † .................................................. 343,482
84,000 Modine Manufacturing Co. † ............................ 5,014,800
11,500 Motorcar Parts of America Inc. † ....................... 107,410
80,000 Puradyn Filter Technologies Inc. † .................... 0
40,000 Standard Motor Products Inc. .......................... 1,592,400
114,060 Strattec Security Corp. † ..................................... 2,864,047
20,500 Titan International Inc. † .................................... 305,040
12,918,309
Aviation: Parts and Services — 4 .2%
198,000 Astronics Corp. † ................................................ 3,449,160
23,896 Astronics Corp. , Cl. B † ...................................... 416,746
165,540 Ducommun Inc. † ............................................... 8,618,012
43,000 Heroux-Devtek Inc. † ......................................... 493,265
75,000 Kaman Corp. ...................................................... 1,796,250
14,773,433
Broadcasting — 1 .5%
190,000 Beasley Broadcast Group Inc. , Cl. A † ............... 166,820
314,000 Corus Entertainment Inc. , Cl. B ........................ 168,250
30,280 Dish TV India Ltd. , GDR † ................................. 4,603
239,620 Gray Television Inc. ........................................... 2,146,995
87,000 Gray Television Inc. , Cl. A ................................ 745,181
32,000 Sinclair Inc. ......................................................... 416,960
144,000 Townsquare Media Inc. , Cl. A .......................... 1,520,640
5,169,449
Building and Construction — 4 .0%
59,059 Armstrong Flooring Inc. † .................................. 6
75,000 Gibraltar Industries Inc. † .................................. 5,923,500
5,000 Granite Construction Inc. .................................. 254,300
5,000 Herc Holdings Inc. ............................................. 744,450
13,000 MYR Group Inc. † ............................................... 1,880,190
33,465 The Monarch Cement Co. ................................. 5,337,667
14,140,113
Business Services — 1 .7%
100,000 AdTheorent Holding Co. Inc. † ......................... 145,000
23,000 Diebold Nixdorf Inc. † ........................................ 0
36,900 Du-Art Film Laboratories Inc. † (a) .................... 159,998
4,100 Du-Art Film Laboratories Inc. † (a) .................... 17,778
Shares
Market
Value
5,000 ICF International Inc. ........................................ $ 670,450
31,400 OPENLANE Inc. † .............................................. 465,034
2,299,900 Trans-Lux Corp. † (b) .......................................... 1,839,920
35,000 Viad Corp. † ........................................................ 1,267,000
57,000 Willdan Group Inc. † .......................................... 1,225,500
5,790,680
Communications — 0 .4%
104,000 Comtech Telecommunications Corp. ............... 876,720
40,000 Ooma Inc. † ......................................................... 429,200
1,305,920
Communications Equipment — 0 .5%
53,000 Anterix Inc. † ....................................................... 1,765,960
Computer Software and Services — 1 .5%
4,000 Agilysys Inc. † ..................................................... 339,280
625,000 Alithya Group Inc. , Cl. A † ................................ 818,750
124,000 American Software Inc. , Cl. A .......................... 1,401,200
4,000 Cardlytics Inc. † .................................................. 36,840
45,000 DHI Group Inc. † ................................................ 116,550
10,000 Digi International Inc. † ..................................... 260,000
10,000 Materialise NV , ADR † ....................................... 65,650
137,000 Mitek Systems Inc. † ........................................... 1,786,480
24,600 Playstudios Inc. † ................................................ 66,666
1,000 Tyler Technologies Inc. † .................................... 418,120
5,309,536
Consumer Products — 2 .8%
51,000 Acme United Corp. ............................................ 2,185,860
27,700 Bassett Furniture Industries Inc. ....................... 459,820
770,000 Goodbaby International Holdings Ltd. † .......... 70,999
5,000 Johnson Outdoors Inc. , Cl. A ............................ 267,100
226,000 Lifetime Brands Inc. .......................................... 1,516,460
322,000 Marine Products Corp. ...................................... 3,670,800
14,000 MarineMax Inc. † ................................................ 544,600
13,500 Oil-Dri Corp. of America .................................. 905,580
5,700 PC Group Inc. † (a) .............................................. 1
2,200,000 Playmates Holdings Ltd. ................................... 157,777
9,778,997
Consumer Services — 0 .6%
168,000 1-800-Flowers.com Inc. , Cl. A † ......................... 1,811,040
63,400 Bowlin Travel Centers Inc. † .............................. 270,718
3,500 Carriage Services Inc. ........................................ 87,535
2,169,293
Diversified Industrial — 12 .7%
181,000 American Outdoor Brands Inc. † ....................... 1,520,400
145,000 Ampco-Pittsburgh Corp. † ................................. 395,850
202,000 Burnham Holdings Inc. , Cl. A (b) ...................... 2,373,500
64,000 Columbus McKinnon Corp. .............................. 2,497,280
220,782 Distribution Solutions Group Inc. † .................. 6,967,880
134,000 Graham Corp. † .................................................. 2,541,980
1,500 Griffon Corp. ...................................................... 91,425
17,000 Haulotte Group SA † .......................................... 47,481
700 Hyster-Yale Materials Handling Inc. ................ 43,533
300,500 Intevac Inc. † ....................................................... 1,298,160
10,000 John Bean Technologies Corp. .......................... 994,500
171,760 L.B. Foster Co. , Cl. A † ........................................ 3,777,002
7,000 MSA Safety Inc. .................................................. 1,181,810
567,870 Myers Industries Inc. ......................................... 11,101,859
189,000 Park-Ohio Holdings Corp. ................................ 5,095,440
19,300 RWC Inc. † ........................................................... 135,100
8,500 Standex International Corp. .............................. 1,346,230

TETON Westwood Mighty Mites Fund
Schedule of Investments (Continued)—December 31, 2023 (Unaudited)

Shares
Market
Value
COMMON STOCKS (Continued)
Diversified Industrial (Continued)
10,200 Steel Partners Holdings LP † ............................. $ 408,000
167,000 Tredegar Corp. ................................................... 903,470
110,000 Twin Disc Inc. .................................................... 1,777,600
44,498,500
Educational Services — 0 .3%
81,500 Universal Technical Institute Inc. † ................... 1,020,380
Electronics — 6 .3%
112,000 Arlo Technologies Inc. † ..................................... 1,066,240
6,000 Badger Meter Inc. .............................................. 926,220
80,300 Bel Fuse Inc. , Cl. A ............................................. 5,148,836
139,000 CTS Corp. ........................................................... 6,079,860
59,500 Daktronics Inc. † ................................................. 504,560
30,000 IMAX Corp. † ...................................................... 450,600
34,000 Kimball Electronics Inc. † ................................... 916,300
3,000 Mesa Laboratories Inc. ...................................... 314,310
7,890 Methode Electronics Inc. ................................... 179,340
62,000 Stoneridge Inc. † ................................................. 1,213,340
77,000 Ultra Clean Holdings Inc. † ............................... 2,628,780
129,000 Ultralife Corp. † .................................................. 879,780
54,012 Vishay Precision Group Inc. † ........................... 1,840,189
22,148,355
Energy and Utilities: Natural Gas — 0 .6%
86,010 RGC Resources Inc. ........................................... 1,749,443
3,500 Unitil Corp. ........................................................ 183,995
1,933,438
Energy and Utilities: Services — 0 .5%
205,000 Alvopetro Energy Ltd. ...................................... 1,021,094
24,000 Dawson Geophysical Co. † ................................ 43,920
8,000 Dril-Quip Inc. † ................................................... 186,160
58,000 RPC Inc. .............................................................. 422,240
6,500 Subsea 7 SA , ADR .............................................. 94,302
1,767,716
Energy and Utilities: Water — 1 .8%
31,820 Artesian Resources Corp. , Cl. A ....................... 1,318,939
9,000 Cadiz Inc. † .......................................................... 25,200
22,200 California Water Service Group ....................... 1,151,514
45,000 Consolidated Water Co. Ltd. ............................ 1,602,000
29,200 Energy Recovery Inc. † ....................................... 550,128
5,000 Middlesex Water Co. ......................................... 328,100
37,660 The York Water Co. ............................................ 1,454,429
6,430,310
Entertainment — 0 .5%
83,307 Borussia Dortmund GmbH & Co. KGaA † ....... 331,080
1,500 Canterbury Park Holding Corp. ....................... 30,660
53,000 Sportech plc ........................................................ 56,748
14,500 TKO Group Holdings Inc. ................................. 1,182,910
1,601,398
Environmental Control — 0 .7%
27,100 Casella Waste Systems Inc. , Cl. A † ................... 2,315,966
15,000 Primo Water Corp. ............................................. 225,750
2,541,716
Equipment and Supplies — 6 .1%
14,000 AZZ Inc. ............................................................. 813,260
133,500 Core Molding Technologies Inc. † ..................... 2,473,755
43,000 Federal Signal Corp. .......................................... 3,299,820
33,000 Interpump Group SpA ...................................... 1,707,490
Shares
Market
Value
34,200 Maezawa Kyuso Industries Co. Ltd. ................ $ 321,383
50,000 Pitney Bowes Inc. ............................................... 220,000
284,500 The Eastern Co. .................................................. 6,259,000
79,500 The Gorman-Rupp Co. ...................................... 2,824,635
70,000 The L.S. Starrett Co. , Cl. A † ............................... 847,000
17,500 The Manitowoc Co. Inc. † .................................. 292,075
71,000 Titan Machinery Inc. † ........................................ 2,050,480
32,500 TransAct Technologies Inc. † ............................. 226,850
21,335,748
Financial Services — 12 .8%
2,000 Ameris Bancorp ................................................. 106,100
20,000 Atlantic American Corp. ................................... 47,600
27,500 Atlantic Union Bankshares Corp. ..................... 1,004,850
11,300 Bank7 Corp. ........................................................ 309,055
9,660 Berkshire Hills Bancorp Inc. ............................. 239,858
2,200 Burke & Herbert Financial Services Corp. ....... 138,380
7,200 Cadence Bank .................................................... 213,048
79,800 Capital City Bank Group Inc. ........................... 2,348,514
8,000 Capitol Federal Financial Inc. ........................... 51,600
14,000 Citizens & Northern Corp. ................................ 314,020
5,000 ConnectOne Bancorp Inc. ................................. 114,550
19,600 Crazy Woman Creek Bancorp Inc. ................... 449,820
1,014 Farmers & Merchants Bank of Long Beach ..... 5,197,764
40,000 Farmers National Banc Corp. ........................... 578,000
20,000 First Internet Bancorp ........................................ 483,800
378,800 Flushing Financial Corp. ................................... 6,242,624
74,000 FNB Corp. .......................................................... 1,018,980
32,116 FS Bancorp Inc. .................................................. 1,187,007
10 Guaranty Corp. , Cl. A † (a) ................................. 55,000
15,000 Hanover Bancorp Inc. ........................................ 264,600
12,600 HomeStreet Inc. ................................................. 129,780
9,030 Hope Bancorp Inc. ............................................. 109,082
79,791 I3 Verticals Inc. , Cl. A † ...................................... 1,689,176
17,000 ICC Holdings Inc. † ............................................ 259,420
50,000 KKR & Co. Inc. ................................................... 4,142,500
75,700 Legacy Housing Corp. † ..................................... 1,909,154
700 LendingTree Inc. † .............................................. 21,224
94,700 Medallion Financial Corp. ................................ 932,795
4,197 Northrim BanCorp Inc. ..................................... 240,110
9,000 Pacific Premier Bancorp Inc. ............................. 261,990
15,000 Primis Financial Corp. ....................................... 189,900
30,530 Renasant Corp. ................................................... 1,028,250
31,800 Sandy Spring Bancorp Inc. ................................ 866,232
3,000 Seacoast Banking Corp. of Florida ................... 85,380
3,600 Security National Corp. ..................................... 504,000
68,500 Silvercrest Asset Management Group Inc. ,
Cl. A ................................................................. 1,164,500
38,000 Southern First Bancshares Inc. † ........................ 1,409,800
4,500 Southside Bancshares Inc. ................................. 140,940
8,900 SouthState Corp. ................................................ 751,605
21,500 Sprott Inc. ........................................................... 728,214
64,000 Stellar Bancorp Inc. ............................................ 1,781,760
4,500 Territorial Bancorp Inc. ..................................... 50,175
5,500 Thomasville Bancshares Inc. ............................. 341,000
4,500 Towne Bank ....................................................... 133,920
10,010 TrustCo Bank Corp. NY .................................... 310,811
8,000 United Bankshares Inc. ..................................... 300,400
44,000 Valley National Bancorp ................................... 477,840
31,800 Value Line Inc. ................................................... 1,550,250
40,410 Washington Trust Bancorp Inc. ........................ 1,308,476
63,000 Waterstone Financial Inc. .................................. 894,600
75,000 Western New England Bancorp Inc. ................ 675,000

TETON Westwood Mighty Mites Fund
Schedule of Investments (Continued)—December 31, 2023 (Unaudited)

Shares
Market
Value
COMMON STOCKS (Continued)
Financial Services (Continued)
115,000 Wright Investors' Service Holdings Inc. † ........ $ 17,250
44,770,704
Food and Beverage — 2 .5%
84,600 Andrew Peller Ltd. , Cl. A .................................. 294,333
15,000 BellRing Brands Inc. † ........................................ 831,450
1,900 Bridgford Foods Corp. † .................................... 20,805
39,200 Calavo Growers Inc. .......................................... 1,152,872
133,000 Corby Spirit and Wine Ltd. , Cl. A .................... 1,311,883
307,200 Crimson Wine Group Ltd. † .............................. 1,811,251
475,809 Farmer Brothers Co. † ........................................ 1,455,975
1,350 Hanover Foods Corp. , Cl. A .............................. 87,750
300 Hanover Foods Corp. , Cl. B .............................. 18,516
21,000 Iwatsuka Confectionery Co. Ltd. ...................... 753,617
1,000 J & J Snack Foods Corp. ..................................... 167,140
70,000 Premier Foods plc .............................................. 120,990
1,510 Rock Field Co. Ltd. ............................................ 17,274
4,600 Scheid Vineyards Inc. , Cl. A † ............................ 41,345
4,000 T. Hasegawa Co. Ltd. ........................................ 88,085
235,200 Tingyi (Cayman Islands) Holding Corp. ......... 286,752
207,400 Vitasoy International Holdings Ltd. ................ 206,643
23,000 Willamette Valley Vineyards Inc. † .................... 121,900
8,788,581
Health Care — 4 .6%
65,000 Accuray Inc. † ..................................................... 183,950
5,500 Boiron SA ........................................................... 244,205
9,000 CareDx Inc. † ....................................................... 108,000
3,000 Collegium Pharmaceutical Inc. † ....................... 92,340
137,660 Cutera Inc. † ........................................................ 485,251
35,142 Electromed Inc. † ................................................ 383,399
60,500 Exelixis Inc. † ...................................................... 1,451,395
195,000 InfuSystem Holdings Inc. † ................................ 2,055,300
17,000 Integer Holdings Corp. † ................................... 1,684,360
5,500 LeMaitre Vascular Inc. ....................................... 312,180
199,660 Neogen Corp. † ................................................... 4,015,163
60,500 NeoGenomics Inc. † ............................................ 978,890
18,000 Neuronetics Inc. † ............................................... 52,200
1,500 Omnicell Inc. † .................................................... 56,445
170,000 OPKO Health Inc. † ............................................ 256,700
21,000 Option Care Health Inc. † .................................. 707,490
22,500 Orthofix Medical Inc. † ....................................... 303,300
2,500 QuidelOrtho Corp. † .......................................... 184,250
1,300 STERIS plc .......................................................... 285,805
33,500 SurModics Inc. † ................................................. 1,217,725
67,761 United-Guardian Inc. ........................................ 487,879
1,000 Utah Medical Products Inc. ............................... 84,220
7,200 Zealand Pharma A/S † ........................................ 397,921
16,028,368
Hotels and Gaming — 5 .4%
1,944 Bally's Corp. † ..................................................... 27,099
4,000 Boyd Gaming Corp. ........................................... 250,440
20,200 Caesars Entertainment Inc. † ............................. 946,976
2,000 Churchill Downs Inc. ........................................ 269,860
1,211,119 Full House Resorts Inc. † .................................... 6,503,709
121,000 Gambling.com Group Ltd. † .............................. 1,179,750
20,000 Genius Sports Ltd. † ........................................... 123,600
116,000 Golden Entertainment Inc. ................................ 4,631,880
245,221 Inspired Entertainment Inc. † ............................ 2,422,784
194,300 PlayAGS Inc. † .................................................... 1,637,949
10,900 Rush Street Interactive Inc. † ............................. 48,941
Shares
Market
Value
70,000 The Marcus Corp. .............................................. $ 1,020,600
19,063,588
Machinery — 5 .0%
165,000 Astec Industries Inc. .......................................... 6,138,000
4,400 DMG Mori AG ................................................... 212,268
461,000 Gencor Industries Inc. † ..................................... 7,440,540
18,700 Tennant Co. ........................................................ 1,733,303
14,820 The Middleby Corp. † ........................................ 2,181,059
17,705,170
Manufactured Housing and Recreational Vehicles — 2 .9%
3,400 Cavco Industries Inc. † ....................................... 1,178,508
106,350 Nobility Homes Inc. .......................................... 3,668,543
42,300 Skyline Champion Corp. † ................................. 3,141,198
32,000 Winnebago Industries Inc. ................................ 2,332,160
10,320,409
Metals and Mining — 0 .1%
36,000 Osisko Gold Royalties Ltd. ............................... 513,762
400,000 Tanami Gold NL † .............................................. 9,540
523,302
Paper and Forest Products — 0.0%
50 Keweenaw Land Association Ltd. † .................. 1,175
Publishing — 0 .8%
8,000 DallasNews Corp. .............................................. 34,160
26,500 Lee Enterprises Inc. † ......................................... 208,555
339,800 The E.W. Scripps Co. , Cl. A † ............................. 2,715,002
2,957,717
Real Estate — 1 .9%
112,000 AmBase Corp. † .................................................. 16,800
115,800 Capital Properties Inc. , Cl. A ............................ 1,386,705
28,000 DREAM Unlimited Corp. , Cl. A ....................... 478,623
19,000 FRP Holdings Inc. † ............................................ 1,194,720
15,940 Gyrodyne LLC † ................................................. 151,032
6,025 Holobeam Inc. † .................................................. 198,825
237,000 Reading International Inc. , Cl. A † .................... 452,670
74,400 Reading International Inc. , Cl. B † ..................... 1,047,552
2,508 Royalty LLC † (a) ................................................. 765
94,000 Tejon Ranch Co. † ............................................... 1,616,800
205,000 Trinity Place Holdings Inc. † ............................. 22,755
6,567,247
Restaurants — 4 .2%
55,000 Denny's Corp. † .................................................. 598,400
180,600 Nathan's Famous Inc. ........................................ 14,088,606
14,687,006
Retail — 1 .2%
16,000 Big 5 Sporting Goods Corp. .............................. 101,440
4,000 Ingles Markets Inc. , Cl. A .................................. 345,480
24,000 Lands' End Inc. † ................................................ 229,440
8,000 La-Z-Boy Inc. ...................................................... 295,360
24,100 Movado Group Inc. ........................................... 726,615
16,000 Natural Grocers by Vitamin Cottage Inc. ........ 256,000
60,000 Sportsman's Warehouse Holdings Inc. † .......... 255,600
72,000 Village Super Market Inc. , Cl. A ....................... 1,888,560
4,098,495
Semiconductors — 0 .2%
62,427 SkyWater Technology Inc. † ............................... 600,548
Specialty Chemicals — 2 .2%
63,280 Hawkins Inc. ...................................................... 4,456,178

TETON Westwood Mighty Mites Fund
Schedule of Investments (Continued)—December 31, 2023 (Unaudited)

__________
Shares
Market
Value
COMMON STOCKS (Continued)
Specialty Chemicals (Continued)
5,000 Minerals Technologies Inc. ................................ $ 356,550
100,000 Navigator Holdings Ltd. ................................... 1,455,000
10,800 Neo Performance Materials Inc. ....................... 62,189
25,000 Teraoka Seisakusho Co. Ltd. ............................. 99,646
66,900 The General Chemical Group Inc. † (a) ............. 0
193,194 Treatt plc ............................................................. 1,238,661
7,668,224
Telecommunications — 0 .5%
51,000 A10 Networks Inc. ............................................. 671,670
10,000 Frequency Electronics Inc. ................................ 109,500
230,000 INNOVATE Corp. † ............................................ 282,900
30,000 Nuvera Communications Inc. ........................... 301,500
2,800 Preformed Line Products Co. ........................... 374,808
3,000 Shenandoah Telecommunications Co. ............. 64,860
1,805,238
TOTAL COMMON STOCKS ......................... 349,419,450
PREFERRED STOCKS — 0 .1%
Automotive: Parts and Accessories — 0 .1%
8,000 Jungheinrich AG ................................................ 293,386
RIGHTS — 0.0%
Energy and Utilities: Services — 0.0%
85,500 Pineapple Energy Inc. , CVR † ............................ 90,220
Health Care — 0.0%
25,000 Paratek Pharmaceuticals Inc. , CVR † ................ 500
200,000 Teva Pharmaceutical Industries Ltd. , CCCP ,
expire 01/02/24 † (a) ......................................... 0

Metals and Mining — 0.0%
60,000 Pan American Silver Corp. , CVR † .................... 30,900
TOTAL RIGHTS ............................................... 121,620
WARRANTS — 0.0%
Business Services — 0.0%
1 Internap Corp. , expire 05/08/24 † (a) .................. 652
Computer Software and Services — 0.0%
9,000 Otonomo Technologies Ltd. , expire 08/13/26 † 424
Diversified Industrial — 0.0%
47,000 Ampco-Pittsburgh Corp. , expire 08/01/25 † ..... 5,640
Health Care — 0.0%
8,737 Option Care Health Inc. , Cl. A , expire
07/27/25 † ......................................................... 32,228
8,737 Option Care Health Inc. , Cl. B , expire
07/27/25 † ......................................................... 22,678
54,906
TOTAL WARRANTS ....................................... 61,622
TOTAL MISCELLANEOUS
INVESTMENTS — 0 .3% (c) .......................... 905,141
TOTAL INVESTMENTS — 100.0%
(Cost $ 202,066,011 ) ......................................... $ 350,801,219
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b) Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(c) Represents undisclosed, unrestricted securities which the Fund has held for less than one year.
† Non-income producing security.
ADR American Depositary Receipt
CCCP Contingent Cash Consideration Payment
CVR Contingent Value Right
GDR Global Depositary Receipt